LEASES	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
LeasesLineItems [Line Items]
LEASES

Note 6. Leases

As of December 31, 2022, the Company had operating lease agreements for its facilities at Foster City, California, which expires in May 2023, as well as several pieces of equipment with varying terms and which expire on various dates in the latter half of 2023. During fiscal year 2022, certain equipment leases were renewed for an additional year.

The following table summarizes total lease expense during the year ended December 31, 2022 and 2021 (in thousands):

	December 31, 2022	December 31, 2021
Cash paid for operating lease liabilities	$751	$732
Operating lease expense	749	747
Variable lease expense	94	94
Short-term lease expense	167	126

The following table summarizes maturities of lease liabilities and the reconciliation of lease liabilities as of December 31, 2022 (in thousands):

Lease Obligation
2023	$366
2024 and thereafter	—
Total future undiscounted lease payments	366
Less: imputed interest	(5)
Total lease liabilities	$361

Information related to the Company’s ROU assets and related lease liabilities was as follows (in thousands except for remaining lease term and discount rate):

	December 31, 2022
	Facilities Leases	Equipment Leases
Current operating lease liabilities	$211	$150
Non-current operating lease liabilities	—	—
Weighted average remaining lease term in years	0.3	0.7
Weighted average discount rate	7.0%	7.2%

	December 31, 2021
	Facilities Leases	Equipment Leases
Current operating lease liabilities	$490	$77
Non-current operating lease liabilities	197	41
Weighted average remaining lease term in years	1.3	1.4
Weighted average discount rate	7.0%	5.6%